Segment Reporting (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 segment
Segment Reporting [Line Items]
Number of operating segments | segment		2	2	2	3
Net revenues
Total net revenues		$ 2,411,516	$ 2,619,051	$ 1,918,144
Cost of revenues	[1]	(1,559,388)	(1,781,150)	(1,378,146)
Gross profit		852,128	837,901	539,998
Operating expenses
Research and development expenses	[1]	(261,807)	(279,781)	(302,818)
Sales and marketing expenses	[1]	(400,435)	(468,407)	(505,389)
General and administrative expenses	[1]	(141,826)	(221,731)	(146,666)
Impairment		(14,830)	0	0
Total operating expenses		(818,898)	(969,919)	(954,873)
Gain on disposal of business		0	4,959	0
Other income		17,505	20,376	8,095
Operating (loss) income		50,735	(106,683)	(406,780)
Interest expense		(12,770)	(14,475)	(75,555)
Interest income and investment income		93,148	91,233	89,078
Foreign currency exchange (losses) gains, net		11,666	(13,377)	(17,472)
Gain (Loss) on disposal and deemed disposal of investments		4,113	(23,762)	272,281
Gain on fair value changes of investment		424,304	(15,435)	160,849
Loss on extinguishment of debt and derivative		63,378	5,291	(6,277)
Other non-operating expenses		0	(381)	(2,467)
Income (loss) before income tax expenses		634,574	(77,589)	13,657
Income tax (expenses) benefits		(34,575)	(25,745)	(27,825)
Income (loss) before share of income (loss) in equity method investments, net of income taxes		599,999	(103,334)	(14,168)
Share of loss in equity method investments, net of income taxes		(498,431)	(26,217)	(7,634)
Net income (loss) from continuing operations		101,568	(129,551)	(21,802)
Share-based compensation		44,096	33,382	92,160
Cost of revenues [Member]
Operating expenses
Share-based compensation		8,185	8,089	5,797
Research and development expenses
Operating expenses
Share-based compensation		25,170	24,053	42,646
Sales and marketing expenses [Member]
Operating expenses
Share-based compensation		777	1,285	1,311
General and administrative expenses [Member]
Operating expenses
Share-based compensation		9,964	(45)	42,406
Live streaming
Net revenues
Total net revenues		2,225,518	2,476,790	1,815,826
Others,
Net revenues
Total net revenues		185,998	142,261	102,318
Bigo [Member]
Net revenues
Total net revenues		1,997,021	2,323,758	1,732,811
Cost of revenues		(1,249,361)	(1,539,188)	(1,207,124)
Gross profit		747,660	784,570	525,687
Operating expenses
Research and development expenses		(168,148)	(204,597)	(194,122)
Sales and marketing expenses		(311,545)	(402,476)	(446,521)
General and administrative expenses		(60,843)	(56,827)	(85,685)
Impairment		0
Total operating expenses		(540,536)	(663,900)	(726,328)
Gain on disposal of business			0
Other income		12,944	6,929	3,550
Operating (loss) income		220,068	127,599	(197,091)
Interest expense		(4,458)	(3,460)	(7,892)
Interest income and investment income		9,592	1,316	155
Foreign currency exchange (losses) gains, net		13,120	(12,444)	(17,035)
Gain (Loss) on disposal and deemed disposal of investments		0	0
Gain on fair value changes of investment		1,979	0
Loss on extinguishment of debt and derivative		0	(52)	(281)
Other non-operating expenses			0	(889)
Income (loss) before income tax expenses		240,301	112,959	(223,033)
Income tax (expenses) benefits		(14,433)	(9,153)	9,425
Income (loss) before share of income (loss) in equity method investments, net of income taxes		225,868	103,806	(213,608)
Share of loss in equity method investments, net of income taxes		0	0
Net income (loss) from continuing operations		225,868	103,806	(213,608)
Bigo [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation		3,341	5,974	4,094
Bigo [Member] | Research and development expenses
Operating expenses
Share-based compensation		14,012	17,179	33,795
Bigo [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation		234	654	706
Bigo [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation		4,416	(5,297)	33,668
Bigo [Member] | Live streaming
Net revenues
Total net revenues		1,905,045	2,231,366	1,659,311
Bigo [Member] | Others,
Net revenues
Total net revenues		91,976	92,392	73,500
All other [Member]
Net revenues
Total net revenues		414,740	295,360	185,333
Cost of revenues		(310,272)	(242,029)	(171,022)
Gross profit		104,468	53,331	14,311
Operating expenses
Research and development expenses		(93,659)	(75,184)	(108,696)
Sales and marketing expenses		(88,890)	(65,931)	(58,868)
General and administrative expenses		(80,983)	(164,904)	(60,981)
Impairment		(14,830)
Total operating expenses		(278,362)	(306,019)	(228,545)
Gain on disposal of business			4,959
Other income		4,561	13,447	4,545
Operating (loss) income		(169,333)	(234,282)	(209,689)
Interest expense		(11,922)	(13,468)	(72,474)
Interest income and investment income		87,166	92,370	93,734
Foreign currency exchange (losses) gains, net		(1,454)	(933)	(437)
Gain (Loss) on disposal and deemed disposal of investments		4,113	(23,762)	272,281
Gain on fair value changes of investment		422,325	(15,435)	160,849
Loss on extinguishment of debt and derivative		63,378	5,343	(5,996)
Other non-operating expenses			(381)	(1,578)
Income (loss) before income tax expenses		394,273	(190,548)	236,690
Income tax (expenses) benefits		(20,142)	(16,592)	(37,250)
Income (loss) before share of income (loss) in equity method investments, net of income taxes		374,131	(207,140)	199,440
Share of loss in equity method investments, net of income taxes		(498,431)	(26,217)	(7,634)
Net income (loss) from continuing operations		(124,300)	(233,357)	191,806
All other [Member] | Cost of revenues [Member]
Operating expenses
Share-based compensation		4,844	2,115	1,703
All other [Member] | Research and development expenses
Operating expenses
Share-based compensation		11,158	6,874	8,851
All other [Member] | Sales and marketing expenses [Member]
Operating expenses
Share-based compensation		543	631	605
All other [Member] | General and administrative expenses [Member]
Operating expenses
Share-based compensation		5,548	5,252	8,738
All other [Member] | Live streaming
Net revenues
Total net revenues		320,473	245,424	156,515
All other [Member] | Others,
Net revenues
Total net revenues		94,267	49,936	28,818
Elimination
Net revenues
Total net revenues		(245)	(67)
Cost of revenues		245	67
Gross profit		0	0
Operating expenses
Research and development expenses		0	0
Sales and marketing expenses		0	0
General and administrative expenses		0	0
Impairment		0
Total operating expenses		0	0
Gain on disposal of business			0
Other income		0	0
Operating (loss) income		0	0
Interest expense		3,610	2,453	4,811
Interest income and investment income		(3,610)	(2,453)	$ (4,811)
Foreign currency exchange (losses) gains, net		0	0
Gain (Loss) on disposal and deemed disposal of investments		0	0
Gain on fair value changes of investment		0	0
Loss on extinguishment of debt and derivative		0	0
Other non-operating expenses			0
Income (loss) before income tax expenses		0	0
Income tax (expenses) benefits		0	0
Income (loss) before share of income (loss) in equity method investments, net of income taxes		0	0
Share of loss in equity method investments, net of income taxes		0	0
Net income (loss) from continuing operations		0	0
Elimination | Live streaming
Net revenues
Total net revenues		0	0
Elimination | Others,
Net revenues
Total net revenues		$ (245)	$ (67)

[1]	Share-based compensation was allocated in cost of revenues and operating expenses as follows